PORTFOLIO OF INVESTMENTS – as of October 31, 2019 (Unaudited)

Natixis Sustainable Future 2040 Fund

Shares	Description	Value (†)
Common Stocks – 56.7% of Net Assets
	Aerospace & Defense – 0.4%
29	Axon Enterprise, Inc.(a)	$1,483
42	Moog, Inc., Class A	3,516
5	Raytheon Co.	1,061
21	Teledyne Technologies, Inc.(a)	6,922
51	United Technologies Corp.	7,322

		20,304

	Air Freight & Logistics – 0.9%
411	Expeditors International of Washington, Inc.	29,978
58	FedEx Corp.	8,854
55	United Parcel Service, Inc., Class B	6,335

		45,167

	Airlines – 0.2%
426	American Airlines Group, Inc.	12,806

	Auto Components – 0.4%
178	American Axle & Manufacturing Holdings, Inc.(a)	1,488
127	Aptiv PLC	11,373
18	BorgWarner, Inc.	750
192	Delphi Technologies PLC	2,344
37	Visteon Corp.(a)	3,442

		19,397

	Automobiles – 0.7%
1,399	Fiat Chrysler Automobiles NV	21,433
487	General Motors Co.	18,097

		39,530

	Banks – 4.0%
109	Ameris Bancorp	4,671
195	BancorpSouth Bank	5,981
1,074	Bank of America Corp.	33,584
157	BB&T Corp.	8,329
424	Cadence BanCorp	6,521
488	Citigroup, Inc.	35,068
189	Citizens Financial Group, Inc.	6,645
148	Columbia Banking System, Inc.	5,816
11	Comerica, Inc.	720
377	CVB Financial Corp.	7,834
341	Fulton Financial Corp.	5,818
140	Huntington Bancshares, Inc.	1,978
173	International Bancshares Corp.	7,086
285	KeyCorp	5,121
29	M&T Bank Corp.	4,539
507	People’s United Financial, Inc.	8,198
95	PNC Financial Services Group, Inc. (The)	13,937
169	Regions Financial Corp.	2,721
268	Trustmark Corp.	9,198

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
410	Wells Fargo & Co.	$21,168
93	Westamerica Bancorporation	6,140
71	Wintrust Financial Corp.	4,531
69	Zions Bancorp N.A.	3,344

		208,948

	Beverages – 1.7%
53	Brown-Forman Corp., Class B	3,472
488	Coca-Cola Co. (The)	26,562
85	Constellation Brands, Inc., Class A	16,178
643	Monster Beverage Corp.(a)	36,092
57	PepsiCo, Inc.	7,819

		90,123

	Biotechnology – 1.9%
26	AbbVie, Inc.	2,068
95	Amgen, Inc.	20,259
8	Biogen, Inc.(a)	2,390
172	BioMarin Pharmaceutical, Inc.(a)	12,592
27	Celgene Corp.(a)	2,917
65	Gilead Sciences, Inc.	4,141
25	Ligand Pharmaceuticals, Inc.(a)	2,720
94	Medicines Co. (The)(a)	4,934
136	Regeneron Pharmaceuticals, Inc.(a)	41,654
49	Repligen Corp.(a)	3,895
2	Vertex Pharmaceuticals, Inc.(a)	391

		97,961

	Building Products – 0.4%
272	Johnson Controls International PLC	11,786
28	Lennox International, Inc.	6,926

		18,712

	Capital Markets – 4.1%
4	Affiliated Managers Group, Inc.	320
14	Ameriprise Financial, Inc.	2,112
542	Bank of New York Mellon Corp. (The)	25,339
16	BlackRock, Inc.	7,387
557	Charles Schwab Corp. (The)	22,675
25	CME Group, Inc.	5,144
73	FactSet Research Systems, Inc.	18,507
95	Franklin Resources, Inc.	2,617
63	Goldman Sachs Group, Inc. (The)	13,443
14	Intercontinental Exchange, Inc.	1,321
39	Invesco Ltd.	656
139	Janus Henderson Group PLC	3,215
140	Legg Mason, Inc.	5,216
100	Moody’s Corp.	22,069
78	MSCI, Inc.	18,296
58	Northern Trust Corp.	5,781
57	S&P Global, Inc.	14,705

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
352	SEI Investments Co.	$21,092
410	State Street Corp.	27,089

		216,984

	Chemicals – 0.7%
17	DuPont de Nemours, Inc.	1,121
35	Ecolab, Inc.	6,722
75	HB Fuller Co.	3,660
54	Innospec, Inc.	4,933
5	International Flavors & Fragrances, Inc.	610
60	Linde PLC	11,901
64	Minerals Technologies, Inc.	3,165
37	Stepan Co.	3,616

		35,728

	Commercial Services & Supplies – 0.3%
68	Healthcare Services Group, Inc.	1,656
38	MSA Safety, Inc.	4,563
56	Tetra Tech, Inc.	4,898
27	Waste Management, Inc.	3,030

		14,147

	Communications Equipment – 0.7%
92	Ciena Corp.(a)	3,415
568	Cisco Systems, Inc.	26,986
49	InterDigital, Inc.	2,628
51	Lumentum Holdings, Inc.(a)	3,196
11	Motorola Solutions, Inc.	1,829

		38,054

	Construction & Engineering – 0.2%
174	AECOM(a)	6,962
214	Fluor Corp.	3,447

		10,409

	Consumer Finance – 0.7%
79	American Express Co.	9,265
318	Capital One Financial Corp.	29,654
48	Navient Corp.	661

		39,580

	Containers & Packaging – 0.2%
79	Ball Corp.	5,528
18	Crown Holdings, Inc.(a)	1,311
56	International Paper Co.	2,446
154	Owens-Illinois, Inc.	1,309

		10,594

	Distributors – 0.2%
45	Genuine Parts Co.	4,616

Shares	Description	Value (†)
Common Stocks – continued
	Distributors – continued
26	POOL CORP.	$5,392

		10,008

	Diversified Consumer Services – 0.1%
115	Service Corp. International	5,230

	Diversified Telecommunication Services – 0.1%
100	AT&T, Inc.	3,849
54	Verizon Communications, Inc.	3,265

		7,114

	Electric Utilities – 0.4%
143	American Electric Power Co., Inc.	13,498
21	Edison International	1,321
25	Eversource Energy	2,093
51	IDACORP, Inc.	5,489

		22,401

	Electrical Equipment – 0.2%
20	Acuity Brands, Inc.	2,496
50	Eaton Corp. PLC	4,356
35	Hubbell, Inc.	4,959

		11,811

	Electronic Equipment, Instruments & Components – 1.1%
97	Avnet, Inc.	3,837
39	Belden, Inc.	2,000
99	Cognex Corp.	5,098
22	Coherent, Inc.(a)	3,276
43	Corning, Inc.	1,274
19	Littelfuse, Inc.	3,336
19	Rogers Corp.(a)	2,574
231	TE Connectivity Ltd.	20,675
118	Trimble, Inc.(a)	4,701
175	Vishay Intertechnology, Inc.	3,526
24	Zebra Technologies Corp., Class A(a)	5,709

		56,006

	Energy Equipment & Services – 0.5%
60	Apergy Corp.(a)	1,510
65	Baker Hughes Co.	1,391
32	Core Laboratories NV	1,409
99	Halliburton Co.	1,906
96	National Oilwell Varco, Inc.	2,172
181	NexTier Oilfield Solutions, Inc.(a)	781
102	Oceaneering International, Inc.(a)	1,444
90	Oil States International, Inc.(a)	1,284
453	Schlumberger Ltd.	14,809
66	TechnipFMC PLC	1,302
152	U.S. Silica Holdings, Inc.	678

		28,686

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – 1.0%
40	Activision Blizzard, Inc.	$2,241
84	Cinemark Holdings, Inc.	3,074
15	Electronic Arts, Inc.(a)	1,446
92	Netflix, Inc.(a)	26,442
4	Take-Two Interactive Software, Inc.(a)	481
14	Viacom, Inc., Class B	302
156	Walt Disney Co. (The)	20,268

		54,254

	Food & Staples Retailing – 0.2%
99	Kroger Co. (The)	2,439
315	SpartanNash Co.	4,125
18	Sysco Corp.	1,438
26	Walgreens Boots Alliance, Inc.	1,424

		9,426

	Food Products – 0.7%
81	Campbell Soup Co.	3,751
1,063	Danone S.A., Sponsored ADR	17,539
28	General Mills, Inc.	1,424
101	Hain Celestial Group, Inc. (The)(a)	2,388
3	Hershey Co. (The)	441
35	Ingredion, Inc.	2,765
18	J.M. Smucker Co. (The)	1,902
21	Kellogg Co.	1,334
87	Kraft Heinz Co. (The)	2,813
9	Mondelez International, Inc., Class A	472

		34,829

	Gas Utilities – 0.3%
104	New Jersey Resources Corp.	4,534
58	ONE Gas, Inc.	5,385
114	South Jersey Industries, Inc.	3,666

		13,585

	Health Care Equipment & Supplies – 0.8%
39	Alcon, Inc.(a)	2,311
7	Align Technology, Inc.(a)	1,766
2	Becton Dickinson & Co.	512
11	Boston Scientific Corp.(a)	459
12	Danaher Corp.	1,654
19	DENTSPLY SIRONA, Inc.	1,041
2	Edwards Lifesciences Corp.(a)	477
54	Globus Medical, Inc., Class A(a)	2,828
28	Haemonetics Corp.(a)	3,380
2	Intuitive Surgical, Inc.(a)	1,106
186	Meridian Bioscience, Inc.	1,821
41	Merit Medical Systems, Inc.(a)	847
57	STERIS PLC	8,069
2	Stryker Corp.	433
63	Varian Medical Systems, Inc.(a)	7,611

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
37	West Pharmaceutical Services, Inc.	$5,322

		39,637

	Health Care Providers & Services – 1.7%
57	Acadia Healthcare Co., Inc.(a)	1,709
18	Amedisys, Inc.(a)	2,313
6	Anthem, Inc.	1,615
40	BioTelemetry, Inc.(a)	1,574
102	Centene Corp.(a)	5,414
13	Chemed Corp.	5,121
9	Cigna Corp.	1,606
349	CVS Health Corp.	23,170
49	Encompass Health Corp.	3,137
88	HCA Healthcare, Inc.	11,752
35	Henry Schein, Inc.(a)	2,191
41	Humana, Inc.	12,062
17	Laboratory Corp. of America Holdings(a)	2,801
203	MEDNAX, Inc.(a)	4,458
92	Patterson Cos., Inc.	1,576
28	Quest Diagnostics, Inc.	2,835
22	UnitedHealth Group, Inc.	5,559

		88,893

	Health Care Technology – 0.4%
197	Allscripts Healthcare Solutions, Inc.(a)	2,155
291	Cerner Corp.	19,532

		21,687

	Hotels, Restaurants & Leisure – 2.1%
16	Domino’s Pizza, Inc.	4,346
53	Dunkin’ Brands Group, Inc.	4,167
143	Hilton Worldwide Holdings, Inc.	13,865
32	Jack in the Box, Inc.	2,689
34	Marriott Vacations Worldwide Corp.	3,738
6	McDonald’s Corp.	1,180
606	MGM Resorts International	17,271
259	Starbucks Corp.	21,901
196	Wendy’s Co. (The)	4,151
609	Yum China Holdings, Inc.	25,883
123	Yum! Brands, Inc.	12,510

		111,701

	Household Durables – 0.3%
18	iRobot Corp.(a)	865
156	KB Home	5,568
117	Meritage Homes Corp.(a)	8,434
74	Tupperware Brands Corp.	713

		15,580

	Household Products – 0.9%
231	Colgate-Palmolive Co.	15,846

Shares	Description	Value (†)
Common Stocks – continued
	Household Products – continued
268	Procter & Gamble Co. (The)	$33,369

		49,215

	Independent Power & Renewable Electricity Producers – 0.3%
94	AES Corp. (The)	1,603
92	Ormat Technologies, Inc.	7,044
217	Pattern Energy Group, Inc., Class A	6,082

		14,729

	Industrial Conglomerates – 0.4%
2,135	General Electric Co.	21,307

	Insurance – 1.2%
11	Aflac, Inc.	585
48	Allstate Corp. (The)	5,108
412	American International Group, Inc.	21,820
9	Brighthouse Financial, Inc.(a)	340
78	Chubb Ltd.	11,889
90	First American Financial Corp.	5,560
27	Hartford Financial Services Group, Inc. (The)	1,541
12	Lincoln National Corp.	678
33	Marsh & McLennan Cos., Inc.	3,419
29	MetLife, Inc.	1,357
86	Prudential Financial, Inc.	7,838
36	Travelers Cos., Inc. (The)	4,718

		64,853

	Interactive Media & Services – 2.8%
20	Alphabet, Inc., Class A(a)	25,176
45	Alphabet, Inc., Class C(a)	56,705
340	Facebook, Inc., Class A(a)	65,161
6	TripAdvisor, Inc.(a)	242

		147,284

	Internet & Direct Marketing Retail – 2.8%
251	Alibaba Group Holding Ltd., Sponsored ADR(a)	44,344
33	Amazon.com, Inc.(a)	58,630
14	Booking Holdings, Inc.(a)	28,683
399	eBay, Inc.	14,064

		145,721

	IT Services – 2.6%
111	Automatic Data Processing, Inc.	18,008
10	Cognizant Technology Solutions Corp., Class A	609
221	DXC Technology Co.	6,115
93	Gartner, Inc.(a)	14,330
15	International Business Machines Corp.	2,006
63	MasterCard, Inc., Class A	17,439
20	PayPal Holdings, Inc.(a)	2,082
267	Sabre Corp.	6,269
345	Visa, Inc., Class A	61,707

Shares	Description	Value (†)
Common Stocks – continued
	IT Services – continued
74	Western Union Co. (The)	$1,854
27	WEX, Inc.(a)	5,108

		135,527

	Leisure Products – 0.0%
120	Callaway Golf Co.	2,426

	Life Sciences Tools & Services – 0.1%
1	Illumina, Inc.(a)	295
14	IQVIA Holdings, Inc.(a)	2,022
12	Thermo Fisher Scientific, Inc.	3,624

		5,941

	Machinery – 2.4%
65	AGCO Corp.	4,985
545	Briggs & Stratton Corp.	4,017
152	Caterpillar, Inc.	20,946
95	Cummins, Inc.	16,386
155	Deere & Co.	26,992
62	Flowserve Corp.	3,028
87	ITT, Inc.	5,172
111	Kennametal, Inc.	3,435
69	Oshkosh Corp.	5,891
134	Parker-Hannifin Corp.	24,588
19	Proto Labs, Inc.(a)	1,842
87	Terex Corp.	2,397
76	Toro Co. (The)	5,862
8	Xylem, Inc.	613

		126,154

	Media – 1.1%
4	Cable One, Inc.	5,301
22	CBS Corp., Class B	793
54	Charter Communications, Inc., Class A(a)	25,264
473	Comcast Corp., Class A	21,200
24	Discovery, Inc., Series C(a)	606
32	Fox Corp., Class A	1,025
18	Interpublic Group of Cos., Inc. (The)	392
95	New York Times Co. (The), Class A	2,936
34	Omnicom Group, Inc.	2,624

		60,141

	Metals & Mining – 0.4%
158	Commercial Metals Co.	3,054
149	Newmont Goldcorp Corp.	5,920
12	Nucor Corp.	646
67	Reliance Steel & Aluminum Co.	7,775
43	Royal Gold, Inc.	4,964

		22,359

Shares	Description	Value (†)
Common Stocks – continued
	Multi-Utilities – 0.2%
84	Consolidated Edison, Inc.	$7,746
15	DTE Energy Co.	1,910
21	Sempra Energy	3,035

		12,691

	Multiline Retail – 0.0%
9	Macy’s, Inc.	137
20	Target Corp.	2,138

		2,275

	Oil, Gas & Consumable Fuels – 1.2%
548	Apache Corp.	11,870
2,545	Chesapeake Energy Corp.(a)	3,410
138	Concho Resources, Inc.	9,318
961	Denbury Resources, Inc.(a)	959
93	Diamondback Energy, Inc.	7,976
130	EOG Resources, Inc.	9,010
162	EQT Corp.	1,740
128	Green Plains, Inc.	1,578
73	Hess Corp.	4,800
163	Noble Energy, Inc.	3,139
60	ONEOK, Inc.	4,190
44	Valero Energy Corp.	4,267
83	World Fuel Services Corp.	3,467

		65,724

	Paper & Forest Products – 0.1%
66	Domtar Corp.	2,402
116	Louisiana-Pacific Corp.	3,390

		5,792

	Personal Products – 0.0%
6	Estee Lauder Cos., Inc. (The), Class A	1,118

	Pharmaceuticals – 1.5%
3	Allergan PLC	528
29	Bristol-Myers Squibb Co.	1,664
84	Catalent, Inc.(a)	4,087
22	Eli Lilly & Co.	2,507
134	Merck & Co., Inc.	11,612
123	Novartis AG, Sponsored ADR	10,755
415	Novo Nordisk AS, Sponsored ADR	22,916
24	Perrigo Co. PLC	1,273
119	Pfizer, Inc.	4,566
506	Roche Holding AG, Sponsored ADR	19,036

		78,944

	Professional Services – 0.3%
69	Exponent, Inc.	4,383
26	Insperity, Inc.	2,746
71	Korn Ferry	2,605

Shares	Description	Value (†)
Common Stocks – continued
	Professional Services – continued
42	ManpowerGroup, Inc.	$3,819
31	Nielsen Holdings PLC	625

		14,178

	Real Estate Management & Development – 0.1%
25	CBRE Group, Inc., Class A(a)	1,339
35	Jones Lang LaSalle, Inc.	5,128

		6,467

	REITs - Apartments – 0.4%
127	American Campus Communities, Inc.	6,347
6	AvalonBay Communities, Inc.	1,306
84	Camden Property Trust	9,607
10	Equity Residential	887
7	Essex Property Trust, Inc.	2,290
3	Mid-America Apartment Communities, Inc.	417

		20,854

	REITs - Diversified – 0.1%
10	Crown Castle International Corp.	1,388
8	Digital Realty Trust, Inc.	1,016
3	Equinix, Inc.	1,701
91	Weyerhaeuser Co.	2,658

		6,763

	REITs - Health Care – 0.1%
37	Ventas, Inc.	2,409
60	Welltower, Inc.	5,441

		7,850

	REITs - Hotels – 0.0%
133	Host Hotels & Resorts, Inc.	2,180

	REITs - Office Property – 0.6%
13	Boston Properties, Inc.	1,784
191	Corporate Office Properties Trust	5,661
216	Douglas Emmett, Inc.	9,357
288	Easterly Government Properties, Inc.	6,428
96	Kilroy Realty Corp.	8,057

		31,287

	REITs - Regional Malls – 0.0%
5	Macerich Co. (The)	138
15	Simon Property Group, Inc.	2,260

		2,398

	REITs - Storage – 0.0%
29	Iron Mountain, Inc.	951
4	Public Storage	892

		1,843

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Warehouse/Industrials – 0.3%
61	CyrusOne, Inc.	$4,348
157	Liberty Property Trust	9,274

		13,622

	Road & Rail – 0.5%
55	Genesee & Wyoming, Inc., Class A(a)	6,107
30	Kansas City Southern	4,223
43	Norfolk Southern Corp.	7,826
55	Ryder System, Inc.	2,675
33	Union Pacific Corp.	5,460

		26,291

	Semiconductors & Semiconductor Equipment – 2.4%
15	Advanced Micro Devices, Inc.(a)	509
91	Applied Materials, Inc.	4,938
68	Brooks Automation, Inc.	2,888
39	Cabot Microelectronics Corp.	5,894
73	Cirrus Logic, Inc.(a)	4,961
53	Cree, Inc.(a)	2,530
111	First Solar, Inc.(a)	5,749
386	Intel Corp.	21,820
8	Lam Research Corp.	2,168
11	Microchip Technology, Inc.	1,037
147	NVIDIA Corp.	29,550
310	QUALCOMM, Inc.	24,936
56	Silicon Laboratories, Inc.(a)	5,949
103	Texas Instruments, Inc.	12,153

		125,082

	Software – 2.5%
11	Adobe, Inc.(a)	3,057
233	Autodesk, Inc.(a)	34,335
43	Blackbaud, Inc.	3,610
57	Bottomline Technologies, Inc.(a)	2,334
19	Fair Isaac Corp.(a)	5,777
34	LogMeIn, Inc.	2,233
210	Microsoft Corp.	30,108
35	NortonLifeLock, Inc.	801
774	Oracle Corp.	42,175
52	PTC, Inc.(a)	3,479
38	Qualys, Inc.(a)	3,243
3	salesforce.com, inc.(a)	469

		131,621

	Specialty Retail – 0.8%
44	Aaron’s, Inc.	3,297
129	American Eagle Outfitters, Inc.	1,984
47	Asbury Automotive Group, Inc.(a)	4,847
15	Best Buy Co., Inc.	1,077
23	Five Below, Inc.(a)	2,878
48	Home Depot, Inc. (The)	11,260

Shares	Description	Value (†)
Common Stocks – continued
	Specialty Retail – continued
33	Lithia Motors, Inc., Class A	$5,197
30	Lowe’s Cos., Inc.	3,348
36	Monro, Inc.	2,524
10	Tiffany & Co.	1,245
47	Williams-Sonoma, Inc.	3,139

		40,796

	Technology Hardware, Storage & Peripherals – 1.7%
290	Apple, Inc.	72,140
310	Hewlett Packard Enterprise Co.	5,087
197	HP, Inc.	3,422
121	NCR Corp.(a)	3,535
15	NetApp, Inc.	838
28	Seagate Technology PLC	1,625
9	Western Digital Corp.	465
42	Xerox Holdings Corp.	1,425

		88,537

	Textiles, Apparel & Luxury Goods – 0.7%
28	Deckers Outdoor Corp.(a)	4,281
16	Hanesbrands, Inc.	243
31	NIKE, Inc., Class B	2,776
4	PVH Corp.	349
39	Tapestry, Inc.	1,009
1,139	Under Armour, Inc., Class A(a)	23,520
111	Wolverine World Wide, Inc.	3,295

		35,473

	Thrifts & Mortgage Finance – 0.1%
417	New York Community Bancorp, Inc.	4,858

	Trading Companies & Distributors – 0.2%
96	Fastenal Co.	3,450
36	GATX Corp.	2,864
20	United Rentals, Inc.(a)	2,671
12	W.W. Grainger, Inc.	3,706

		12,691

	Water Utilities – 0.3%
72	American Water Works Co., Inc.	8,875
117	Aqua America, Inc.	5,304

		14,179

	Total Common Stocks (Identified Cost $2,916,827)	2,998,463

Principal Amount	Description	Value (†)
Bonds and Notes – 4.3%
	Agency Commercial Mortgage-Backed Securities – 0.0%
$2,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.185%, 12/25/2020(b)	$2,038

	Automotive – 0.1%
2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,064
2,000	Toyota Motor Credit Corp., MTN, 2.600%, 1/11/2022	2,034

		4,098

	Banking – 0.6%
2,000	American Express Co., 3.700%, 8/03/2023	2,114
2,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	2,042
2,000	Bank of Montreal, MTN, 1.900%, 8/27/2021	2,000
2,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	2,131
2,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	2,091
2,000	Capital One Financial Corp., 3.300%, 10/30/2024	2,082
2,000	Citigroup, Inc., 4.600%, 3/09/2026	2,195
1,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	1,010
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,121
2,000	HSBC Holdings PLC, 5.100%, 4/05/2021	2,086
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,073
2,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	2,132
1,000	Royal Bank of Canada, GMTN, 2.150%, 3/06/2020	1,001
1,000	Santander UK PLC, 2.375%, 3/16/2020	1,001
2,000	SunTrust Bank, 2.250%, 1/31/2020	2,001
2,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	2,058
2,000	Westpac Banking Corp., 2.750%, 1/11/2023	2,048

		32,186

	Cable Satellite – 0.0%
2,000	Comcast Corp., 3.000%, 2/01/2024	2,078

	Construction Machinery – 0.0%
2,000	John Deere Capital Corp., MTN, 2.650%, 1/06/2022	2,036

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Consumer Cyclical Services – 0.1%
$2,000	Amazon.com, Inc., 3.875%, 8/22/2037	$2,274
2,000	eBay, Inc., 3.800%, 3/09/2022	2,068

		4,342

	Electric – 0.1%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	2,125
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,097

		4,222

	Financial Other – 0.0%
2,000	ORIX Corp., 2.900%, 7/18/2022	2,043

	Food & Beverage – 0.1%
2,000	General Mills, Inc., 4.000%, 4/17/2025	2,170

	Government Owned - No Guarantee – 0.1%
2,000	Federal National Mortgage Association, 6.625%, 11/15/2030	2,919

	Health Insurance – 0.1%
2,000	Anthem, Inc., 4.101%, 3/01/2028	2,175
2,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	2,658

		4,833

	Healthcare – 0.1%
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,175
4,000	McKesson Corp., 3.950%, 2/16/2028	4,250

		6,425

	Independent Energy – 0.0%
2,000	EQT Corp., 3.000%, 10/01/2022	1,910

	Integrated Energy – 0.2%
2,000	BP Capital Markets PLC, 3.814%, 2/10/2024	2,138
3,000	Chevron Corp., 1.961%, 3/03/2020	3,001
2,000	Shell International Finance BV, 6.375%, 12/15/2038	2,912

		8,051

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Life Insurance – 0.0%
$2,000	American International Group, Inc., 3.900%, 4/01/2026	$2,152

	Media Entertainment – 0.1%
2,000	Viacom, Inc., 6.875%, 4/30/2036	2,641

	Midstream – 0.1%
2,000	Energy Transfer Operating LP, 4.050%, 3/15/2025	2,100
2,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	2,130

		4,230

	Mortgage Related – 0.9%
3,880	FHLMC, 3.000%, 6/01/2049	3,946
14,385	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	14,678
19,987	FNMA, 3.500%, with various maturities in 2049(c)	20,515
6,445	FNMA, 4.000%, with various maturities in 2049(c)	6,685
3,641	FNMA, 4.500%, with various maturities in 2049(c)	3,829

		49,653

	Oil Field Services – 0.0%
2,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	2,034

	Pharmaceuticals – 0.1%
2,000	AbbVie, Inc., 3.600%, 5/14/2025	2,099
2,000	Amgen, Inc., 2.650%, 5/11/2022	2,032

		4,131

	Railroads – 0.0%
2,000	CSX Corp., 2.600%, 11/01/2026	2,037

	REITs - Office Property – 0.0%
1,000	Boston Properties LP, 2.750%, 10/01/2026	1,016

	Restaurants – 0.1%
2,000	Starbucks Corp., 3.800%, 8/15/2025	2,175

	Technology – 0.2%
1,000	Apple, Inc., 2.500%, 2/09/2025	1,029
2,000	HP, Inc., 4.650%, 12/09/2021	2,123

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Technology – continued
$2,000	International Business Machines Corp., 4.000%, 6/20/2042	$2,170
2,000	Oracle Corp., 2.950%, 5/15/2025	2,080
2,000	QUALCOMM, Inc., 3.450%, 5/20/2025	2,121
2,000	VMware, Inc., 2.950%, 8/21/2022	2,033

		11,556

	Treasuries – 1.1%
2,000	U.S. Treasury Bond, 2.500%, 5/15/2046	2,130
4,000	U.S. Treasury Bond, 2.875%, 11/15/2046	4,575
8,000	U.S. Treasury Bond, 3.000%, 5/15/2045	9,311
1,000	U.S. Treasury Bond, 3.000%, 2/15/2048	1,174
2,000	U.S. Treasury Bond, 3.000%, 2/15/2049	2,358
2,000	U.S. Treasury Bond, 4.250%, 11/15/2040	2,745
1,000	U.S. Treasury Bond, 4.375%, 5/15/2041	1,397
4,000	U.S. Treasury Bond, 5.250%, 2/15/2029	5,229
3,000	U.S. Treasury Note, 1.125%, 9/30/2021	2,975
8,000	U.S. Treasury Note, 1.625%, 8/31/2022	8,023
3,000	U.S. Treasury Note, 1.750%, 5/15/2023	3,023
1,000	U.S. Treasury Note, 2.000%, 11/15/2026	1,026
3,000	U.S. Treasury Note, 2.125%, 12/31/2022	3,056
2,000	U.S. Treasury Note, 2.250%, 11/15/2025	2,076
3,000	U.S. Treasury Note, 2.250%, 11/15/2027	3,139
2,000	U.S. Treasury Note, 2.625%, 2/15/2029	2,162
2,000	U.S. Treasury Note, 2.875%, 9/30/2023	2,103

		56,502

	Wireless – 0.1%
2,000	Vodafone Group PLC, 6.150%, 2/27/2037	2,553

	Wirelines – 0.1%
2,000	AT&T, Inc., 3.400%, 5/15/2025	2,096

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Wirelines – continued
$2,000	AT&T, Inc., 3.875%, 1/15/2026	$2,139
2,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 3.258%, 5/15/2025(d)	2,034

		6,269

	Total Bonds and Notes (Identified Cost $220,819)	226,300

Shares
Exchange-Traded Funds – 15.2%
7,988	iShares® ESG MSCI EAFE ETF	530,883
8,017	iShares® ESG MSCI Emerging Markets ETF	272,257

	Total Exchange-Traded Funds (Identified Cost $756,138)	803,140

Affiliated Mutual Funds – 23.8%
13,420	Loomis Sayles Inflation Protected Securities Fund, Class N	142,515
7,509	Loomis Sayles Limited Term Government and Agency Fund, Class N	85,374
18,777	Mirova Global Green Bond Fund, Class N	199,971
70,159	Mirova International Sustainable Equity Fund, Class N	830,685

	Total Affiliated Mutual Funds (Identified Cost $1,189,957)	1,258,545

	Total Investments – 100.0% (Identified Cost $5,083,741)	5,286,448
	Other assets less liabilities – (0.0)%	(1,541)

	Net Assets – 100.0%	$5,284,907

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of October 31, 2019 is disclosed.

(c)

The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)	Variable rate security. Rate as of October 31, 2019 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2019, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$103,918	$74,006	$40,137	$76	$4,652	$142,515	$1,715
Loomis Sayles Limited Term Government and Agency Fund, Class N	120,406	53,576	89,587	(420)	1,399	85,374	1,536
Mirova Global Green Bond Fund, Class N	207,969	105,966	126,662	2,297	10,401	199,971	1,625
Mirova International Sustainable Equity Fund, Class N	245,541	560,219	29,993	2,529	52,389	830,685	329

	$677,834	$793,767	$286,379	$4,482	$68,841	$1,258,545	$5,205

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,998,463	$—	$—	$2,998,463
Bonds and Notes*	—	226,300	—	226,300
Exchange-Traded Funds	803,140	—	—	803,140
Affiliated Mutual Funds	1,258,545	—	—	1,258,545

Total	$5,060,148	$226,300	$—	$5,286,448

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended October 31, 2019, there were no transfers among Levels 1, 2 and 3.

Asset Allocation Summary at October 31, 2019 (Unaudited)

Equity	87.6
Fixed Income	12.4

Total Investments	100.0
Other assets less liabilities	(0.0)

Net Assets	100.0%